Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended
	Nov. 15, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2025	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000238923 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Federated Hermes U.S. Strategic Dividend ETF at NAV
Accumulated Value	$ 10,000	$ 10,411	$ 9,861	$ 9,908		$ 8,890	$ 9,852	$ 10,141	$ 11,149	$ 11,740	$ 11,752	$ 11,498	$ 12,065	$ 12,261
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value	$ 10,000	$ 10,248	$ 10,527	$ 11,634		$ 10,673	$ 12,382	$ 12,913	$ 14,210	$ 14,731	$ 15,648	$ 14,475	$ 16,531	$ 17,891